Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenues ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	¥ 3,423,410	$ 529,907	¥ 3,438,881	¥ 3,993,873
OneSmart VIP [Member]
Disaggregation of Revenue [Line Items]
Net revenues	2,780,106		2,625,179
HappyMath [Member]
Disaggregation of Revenue [Line Items]
Net revenues	363,143		422,944
FasTrack [Member]
Disaggregation of Revenue [Line Items]
Net revenues	183,344		176,470
Other [Member]
Disaggregation of Revenue [Line Items]
Net revenues	96,817		110,440
OneSmart Online [Member]
Disaggregation of Revenue [Line Items]
Net revenues			103,848
Personalized and small class premium tutoring services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	3,410,806		3,423,996
Personalized and small class premium tutoring services [Member] | OneSmart VIP [Member]
Disaggregation of Revenue [Line Items]
Net revenues	2,767,502		2,616,057
Personalized and small class premium tutoring services [Member] | HappyMath [Member]
Disaggregation of Revenue [Line Items]
Net revenues	363,143		422,944
Personalized and small class premium tutoring services [Member] | FasTrack [Member]
Disaggregation of Revenue [Line Items]
Net revenues	183,344		170,707
Personalized and small class premium tutoring services [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Net revenues	96,817		110,440
Personalized and small class premium tutoring services [Member] | OneSmart Online [Member]
Disaggregation of Revenue [Line Items]
Net revenues			103,848
Others [Member]
Disaggregation of Revenue [Line Items]
Net revenues	12,604		14,885
Others [Member] | OneSmart VIP [Member]
Disaggregation of Revenue [Line Items]
Net revenues	12,604		9,122
Others [Member] | HappyMath [Member]
Disaggregation of Revenue [Line Items]
Net revenues
Others [Member] | FasTrack [Member]
Disaggregation of Revenue [Line Items]
Net revenues			5,763
Others [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Net revenues
Others [Member] | OneSmart Online [Member]
Disaggregation of Revenue [Line Items]
Net revenues